Acquisition Of Aeronetworks LLC (Summary Of Purchase Consideration) (Details) (USD $)	6 Months Ended	12 Months Ended				191 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012	May 28, 2013 Aeronetworks LLC
Purchase Price
Issuance of Shares	$ 600,000			$ 2,150,000	$ 3,000	$ 2,150,000	$ 600,000
A Fair Value of Warrants Granted							699,765
Total Purchase Price							$ 1,299,765